Investments Financials (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Nov. 11, 2015
Equity Method Investment, Summarized Financial Information, Liabilities and Equity [Abstract]
Total equity	$ 9,919.3		$ 7,063.1
Millercoors [Member]
Schedule of Equity Method Investments [Line Items]
Economic interest percentage				58.00%
Voting interest percentage				50.00%
Ownership percentage of outstanding equity and voting interests				100.00%
Condensed balance sheets
Current assets	951.0		800.5
Noncurrent assets	9,044.3		9,099.5
Total assets	9,995.3		9,900.0
Current liabilities	1,002.8		1,180.1
Noncurrent liabilities	1,346.7		1,407.0
Total liabilities	2,349.5		2,587.1
Noncontrolling interests	22.4		20.1
Owners' equity	7,623.4		7,292.8
Total liabilities and equity	9,995.3		9,900.0
Equity Method Investment, Summarized Financial Information, Liabilities and Equity [Abstract]
Total equity	$ 7,623.4		$ 7,292.8
MCBC economic interest	42.00%	42.00%	42.00%
MCBC proportionate share of MillerCoors equity	$ 3,201.8		$ 3,063.0
Difference between MCBC contributed cost basis and proportional share of the underlying equity in net assets of MillerCoors	(655.9)		(657.0)
Accounting policy elections	35.0		35.0
Investment in MillerCoors	2,580.9		$ 2,441.0
Results of operations
Net sales	1,816.1	$ 1,774.6
Cost of goods sold	(1,033.0)	(1,076.2)
Gross profit	783.1	698.4
Operating income	336.5	309.3
Net income attributable to MillerCoors	335.3	$ 304.6
Accelerated depreciation expense	35.9
Restructuring costs and special charges	$ 1.0